Trade Accounts Payable, Other Current Liabilities and Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Summary of Other Current Liabilities
As of December 31, 2025 and 2024, consolidated other current liabilities were as follows:

	2025	2024
Other accounts payable and accrued expenses	$659	660
Provisions	558	399
Contract liabilities with customers (note 4)	369	269
Interest payable	96	89
	$1,682	1,417

Summary of Other Non-current Liabilities
As of December 31, 2025 and 2024, consolidated other
non-current
liabilities were as follows:

	2025	2024
Asset retirement obligations	$654	563
Environmental liabilities	210	203
Accruals for legal assessments and other responsibilities	113	95
Non-current liabilities for valuation of derivative instruments	44	100
Other non-current liabilities and provisions	425	420
	$1,446	1,381

Summary of Changes in Consolidated Other Current and Non-Current Liabilities
Changes in consolidated
non-current
other liabilities plus current provisions for the years 2025 and 2024, were as follows:

	2025
	Asset retirement obligations	Environmental liabilities	Accruals for legal proceedings	Valuation of derivative instruments	Other liabilities and provisions	Total	2024
Balance at beginning of period	$688	228	101	100	663	1,780	1,656
Additions or increase in estimates	282	7	46	63	215	613	395
Releases or decrease in estimates	(186)	(15)	(21)	(56)	(132)	(410)	(318)
Business combinations (note 5.1)	4	—	—	—	10	14	—
Accretion expense	43	—	—	—	6	49	53
Foreign currency translation	(41)	17	(9)	(2)	(7)	(42)	(6)
Balance at end of period	$790	237	117	105	755	2,004	1,780
The breakdown is presented below:
Current provisions	$136	27	4	61	330	558	399
Other non-current liabilities	654	210	113	44	425	1,446	1,381